TAXES PAYABLE (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
TAXES PAYABLE
Payroll charges	R$ 98,125	R$ 95,432
ICMS (state VAT)	73,281	77,766
COFINS (tax on revenue)	9,361	8,850
IPI (federal VAT)	17,804	24,438
IVA (value-added tax) and others	314,364	188,726
Taxes payable	R$ 512,935	R$ 395,212